Goodwill and Intangible Assets, Net - Schedule of Composition and Movement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Composition and Movement [Line Items]
Balance as of beginning		$ 5,416
Net balance		6,211		$ 7,883
Balance as of ending		4,337		5,416
Patents [Member]
Schedule of Composition and Movement [Line Items]
Net balance		6		13
Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Net balance		1,874		2,467
Customer Relations order Backlog [Member]
Schedule of Composition and Movement [Line Items]
Net balance		4,331		5,403
Technology [Member]
Schedule of Composition and Movement [Line Items]
Net balance	[1]
At cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		19,185		35,683
Impairment recognized in the year		(653)	[2]	(15,258)
Adjustments arising from translating financial statements from functional currency to presentation currency		(128)		(1,240)
Balance as of ending		18,404		19,185
At cost [Member] | Patents [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		31		32
Impairment recognized in the year			[2]
Adjustments arising from translating financial statements from functional currency to presentation currency		(1)		(1)
Balance as of ending		30		31
At cost [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		2,467		13,702
Impairment recognized in the year		(571)	[2]	(10,643)
Adjustments arising from translating financial statements from functional currency to presentation currency		(22)		(592)
Balance as of ending		1,874		2,467
At cost [Member] | Customer Relations order Backlog [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		15,595		20,823
Impairment recognized in the year		(82)	[2]	(4,615)
Adjustments arising from translating financial statements from functional currency to presentation currency		(99)		(613)
Balance as of ending		15,414		15,595
At cost [Member] | Technology [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	1,092		1,126
Impairment recognized in the year			[1],[2]
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(6)		(34)
Balance as of ending	[1]	1,086		1,092
Accumulated amortization [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		11,302		5,783
Amortization recognized in the year	[2]	953		5,733
Adjustments arising from translating financial statements from functional currency to presentation currency		(62)		(214)
Balance as of ending		12,193		11,302
Accumulated amortization [Member] | Patents [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		18		9
Amortization recognized in the year	[2]	6		9
Adjustments arising from translating financial statements from functional currency to presentation currency					[3]
Balance as of ending		24		18
Accumulated amortization [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning
Amortization recognized in the year	[2]
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance as of ending
Accumulated amortization [Member] | Customer Relations order Backlog [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		10,192		5,113
Amortization recognized in the year	[2]	947		5,278
Adjustments arising from translating financial statements from functional currency to presentation currency		(56)		(199)	[1]
Balance as of ending		11,083		10,192
Accumulated amortization [Member] | Technology [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	1,092		661
Amortization recognized in the year	[1],[2]			446
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(6)		(15)
Balance as of ending	[1]	$ 1,086		$ 1,092

[1]	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under General and administrative expenses.
[2]	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.
[3]	Less than 1 thousand US dollars.